Financial expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expense
Fair value adjustment foreign currency swaps and forwards		€ 353	€ 90
Fair value adjustment synthetic warrants		35
Fair value adjustment prepayment option	€ 21	15
Fair value adjustment convertible bond	51
Transaction costs convertible bond	3,149
Amortization day 1 loss convertible bond	106
Recoverable cash advances, Accretion of interest	1,079	1,037	990
Interest and bank charges	1,570	736	88
Interest on lease liabilities	121	150	129
Exchange differences	5,422	2,744	2,432
Total financial expense	€ 11,519	€ 5,070	€ 3,729